General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information
Note 1. General Information
Semantix, Inc. (the "Company" or "Semantix") is a Cayman Island exempted limited liability company, incorporated on November 8, 2021. The registered office of the Company is PO Box 309, Ugland House, Grand Cayman, KYI-1104, Cayman Islands. The Company's principal executive office is located in the city of São Paulo, Brazil. The Company is a holding company controlled mostly by a group of individuals, which hold collectively 77.6% of the outstanding shares.
The Group carried out a corporate reorganization in order to prepare the structure for the transaction with Alpha Capital Acquisition Company ("Alpha"). As a result, Semantix was incorporated in 2021 and is currently the entity which is registered with the U.S. Securities and Exchange Commission ("SEC”) and for which these financial statements are presented.
The Company and its subsidiaries (jointly, the "Group") are engaged in the provision of big data, data analytics and artificial intelligence, developing disruptive solutions and platforms as a one-stop-shop for data driven solutions. The Group provides software as a service ("SaaS") and platform as a service ("PaaS") as its core business, with a focus on providing complete solutions in data integration, data engineering, analytics, data sharing and governance, and artificial intelligence and machine learning tools to assist with automation.
Corporate reorganization and transaction with Alpha Capital
On August 2, 2022, the Group carried out a capital reorganization transaction ( (referred to as the “SPAC merger”) in order to prepare the structure for the transaction with Alpha Capital Acquisition Company ("Alpha"), a special purpose acquisition company. The original capital contributed by the shareholders of Semantix Tecnologia da Informação S.A ("Semantix Tecnologia") was contributed to the Company, resulting in those shareholders obtaining a direct interest in the Company. In additional, as part of this corporate reorganization, Semantix became the controlling shareholder of Semantix AI Ltd. ("Semantix AI") which directly controls Semantix Tecnologia and the other operating companies of the Group.
Prior to August 3, 2022, which is closing date of the transaction between the Company and Alpha (note 6 (ii)), the Company was a holding company with no active trade or business. Semantix Tecnologia maintained all relevant assets and liabilities and incurred all income and expenses. Therefore, the comparable consolidated financial information presented herein represent consolidated financial statements of Semantix Tecnologia.
On August 4, 2022, Semantix became a publicly traded company through the merger with Alpha. On the date, Semantix’s ordinary shares and warrants began trading on the Nasdaq Global Market under the ticker symbols “STIX” and “STIXW”, respectively. The shares offered were registered under the Securities Act of 1934, as amended, pursuant to the Company's Registration Statement on Form F-4 (Registration No. 333-262552), which was declared effective by the Securities and Exchange Commission on July 11, 2022. After the effectiveness of the Registration Statement, the corporate reorganization and subsequently approval of the transaction with Alpha could be made as described above. For more information related to the transaction see note 6 (ii).
These consolidated financial statements were approved by the Board of Director’s meeting on April 25, 2023.